Annual Total Returns[BarChart] - Nationwide Mellon Dynamic US Core Fund - Class A Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.79%)	13.25%	31.01%	14.52%	5.05%	3.24%	27.15%	(1.34%)	37.56%	19.20%